CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income (loss)	$ 19,681	$ 6,156	$ 25,155	$ 20,291
Unrealized gains (losses) on cash flow hedge	(694)	(7,574)	(15,814)	(12,934)
Income tax benefit (expense)	(53)	(54)	(129)	(117)
Other comprehensive income (loss)	(747)	(7,628)	(15,943)	(13,051)
Comprehensive income (loss)	18,934	(1,472)	9,212	7,240
Preferred unitholders' interest in net income	3,668	3,378	7,337	6,742
Limited partners' interest in comprehensive income (loss)	$ 15,266	$ (4,850)	$ 1,875	$ 498